Pension and Post-Retirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Reconciliation of Changes in Projected Benefit Obligation

The following table sets forth the plans’ changes in the Projected Benefit Obligation for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Benefit obligation at beginning of year	$182,253	$211,389
Service cost—benefit earned during the period	1,285	1,269
Interest cost on projected benefit obligation	7,448	8,073
Actuarial (gain) loss	21,150	4,547
Benefits paid	(6,917)	(2,952)
Settlements	—	(40,073)
Plan change	1,838	—

Benefit obligation at end of year	$207,057	$182,253

Schedule of Change in Plan Asset

The following table sets forth the change in the plans’ assets for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Fair value of plan assets at beginning of year	$142,088	$162,977
Actual return on plan assets	18,555	12,136
Company contributions	10,000	10,000
Benefits paid	(6,917)	(2,952)
Settlements	—	(40,073)

Fair value of plan assets at end of year	$163,726	$142,088

Schedule of Pension Plan Investment Allocations

The Company’s pension plan investment allocations, as a percentage of the fair value of total plan assets, as of December 31, 2017 and 2016, by asset category are as follows:

Asset Category	2017	2016
Cash	0.7%	0.6%
Equity securities	46.3%	50.8%
Fixed income	34.6%	27.4%
Real assets	4.9%	4.8%
Hedge funds	9.9%	11.9%
Master Limited Partnerships	3.6%	4.5%

Total	100.0%	100.0%

Schedule of Fair Values of Pension Plan Assets

The fair values of the Company’s pension plan assets at December 31, 2017 and 2016 by asset category are as follows:

Fair Value Measurements at

December 31, 2017 (in thousands)

Asset Category			Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at Net Asset Value(a)
Cash			$1,158	$1,158	$—	$—	$—
Equity Securities
U.S. Large Cap	(b	)	28,015	28,015	—	—	—
International	(c	)	22,667	22,667	—	—	—
Emerging Markets	(d	)	14,781	14,781	—	—	—
U.S. Small Cap	(e	)	10,320	10,320	—	—	—
Fixed Income
U.S. Fixed Income	(f	)	54,214	5,976	48,238	—	—
U.S. Inflation Protected Bonds	(g	)	491	491	—	—	—
High Yield Bonds	(h	)	1,029	1,029	—	—	—
International Fixed Income	(i	)	1,013	1,013	—	—	—
Real Assets
Domestic Real Estate	(j	)	5,355	5,355	—	—	—
Commodities	(k	)	2,665	2,665	—	—	—
Hedge Funds
Hedge Funds	(l	)	16,145	—	—	—	16,145
Master Limited Partnerships
Master Limited Partnerships	(m	)	5,873	5,873	—	—	—

Total			$163,726	$99,343	$48,238	$—	$16,145

Fair Value Measurements at

December 31, 2016 (in thousands)

Asset Category			Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Assets Measured at Net Asset Value(a)
Cash			$874	$874	$—	$—	$—
Equity Securities
U.S. Large Cap	(b	)	27,779	27,779	—	—	—
International	(c	)	21,960	21,960	—	—	—
Emerging Markets	(d	)	12,504	12,504	—	—	—
U.S. Small Cap	(e	)	9,974	9,974	—	—	—
Fixed Income
U.S. Fixed Income	(f	)	36,778	4,551	32,227	—	—
U.S. Inflation Protected Bonds	(g	)	403	403	—	—	—
High Yield Bonds	(h	)	912	912	—	—	—
International Fixed Income	(i	)	807	807	—	—	—
Real Assets
Domestic Real Estate	(j	)	4,204	4,204	—	—	—
Commodities	(k	)	2,563	2,563	—	—	—
Hedge Funds
Hedge Funds	(l	)	16,962	—	—	—	16,962
Master Limited Partnerships
Master Limited Partnerships	(m	)	6,368	6,368	—	—	—

Total			$142,088	$92,899	$32,227	$—	$16,962

(a)	In accordance with the relevant accounting standards, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
(b)	A daily valued mutual fund investment. The fund invests in publicly traded, large market capitalization companies domiciled predominantly in the U.S.
(c)	A daily valued mutual fund investment. This fund invests in common stocks of companies domiciled in developed market countries outside of the U.S.
(d)	A daily valued mutual fund investment. The fund invests in publicly traded companies domiciled in emerging market countries.
(e)	Daily mutual fund investments with different investment styles (one core, one value, one growth) that invest in publicly traded small market capitalization companies. The majority of holdings are domiciled in the U.S. though the funds may hold international stocks.
(f)	Principally consists of a separately managed fixed income portfolio utilized to match the duration of plan liabilities. This liability-driven investment portfolio is comprised of Treasury securities including STRIPS and zero coupon bonds, as well as high quality corporate bonds. Also includes a daily valued mutual fund that invests in publicly traded U.S. government, asset-backed, mortgage-backed and corporate fixed-income securities. 2016 classifications have been conformed to the 2017 presentation.
(g)	A daily valued mutual fund investment. The fund invests in publicly traded bonds backed by the full faith and credit of the federal government and whose principal is adjusted quarterly based on inflation.
(h)	A daily valued mutual fund investment. The fund invests in publicly traded, higher-quality (top-tier BB and B rated) corporate high yield bonds.
(i)	A daily valued mutual fund investment. The fund invests in publicly traded bonds of governments, agencies and companies domiciled in countries outside of the U.S.
(j)	A daily valued mutual fund investment. The fund invests in publicly traded REITs. This is an index mutual fund that tracks the Morgan Stanley REIT Index. The fund normally invests at least 98% of assets that are included in the Morgan Stanley REIT Index.
(k)	A daily valued mutual fund investment. This fund combines a commodities position, typically through swap agreements, with a portfolio of inflation indexed bonds and other fixed income securities. The commodities position is constructed to track the performance of the Bloomberg Commodity Index.
(l)	Separately managed funds of hedge funds. These funds seek attractive risk-adjusted returns through investments in a well-diversified group of managers that employ a variety of unique investment strategies. They target low volatility and low correlation to traditional asset classes. These funds may allocate their assets among a select group of non-traditional portfolio managers that invest or trade in a wide range of securities and other instruments.
(m)	A managed fund of master limited partnerships.

Schedule of Plan Funded Status

The following table sets forth the plans’ funded status as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Funded status of the plan	$(43,331)	$(40,165)
Unrecognized prior service cost	4,125	2,574
Unrecognized net actuarial loss	66,392	58,957

Net amount recognized	$27,186	$21,366

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table sets forth the amounts recognized in the consolidated balance sheets as of December 31, 2017 and 2016 (in thousands):

	2017	2016
Accrued benefit liability	$(43,331)	$(40,165)
Accumulated other comprehensive income	70,517	61,531

Net amount recognized	$27,186	$21,366

Schedule of Components of Net Periodic Pension Cost

A summary of net periodic pension cost related to the Company’s pension plans for the three months ended March 31, 2018 and 2017 was as follows (in thousands):

	For the Three Months Ended March 31,
	2018	2017
Service cost — benefit earned during the period	$444	$321

Interest cost on projected benefit obligation	1,769	1,862
Expected return on plan assets	(2,266)	(2,272)
Amortization of prior service cost	101	72
Amortization of actuarial loss	1,304	1,062

Total non-service cost	$908	$724

Net periodic pension cost	$1,352	$1,045

Net periodic pension cost for the years ended December 31, 2017, 2016 and 2015 for pension and supplemental benefit plans includes the following components (in thousands):

	Pension Benefits
	For the Years Ended December 31,
	2017	2016	2015
Service cost—benefit earned during the period	$1,285	$1,269	$1,495
Interest cost on projected benefit obligation	7,448	8,073	8,997
Expected return on plan assets	(9,090)	(9,730)	(11,217)
Amortization of prior service cost	288	295	296
Amortization of actuarial loss	4,248	5,134	5,862
Settlements	—	12,510	—

Net periodic pension cost	$4,179	$17,551	$5,433

Schedule of Actuarial Assumptions for Discount Rates, Expected Long-Term Rates of Return on Plan Assets

The following tables summarize the Company’s actuarial assumptions for discount rates, expected long-term rates of return on plan assets:

	2017	2016	2015
General pension plan assumptions:
Assumed discount rate	N/A	4.18%	4.52%
Equivalent single discount rate for benefit obligations	3.69%	N/A	N/A
Equivalent single discount rate for interest cost	3.55%	N/A	N/A
Expected long-term rate of return on plan assets	5.50%	6.30%	6.50%

Union pension plan assumptions:
Assumed discount rate	N/A	4.22%	4.55%
Equivalent single discount rate for benefit obligations	3.71%	N/A	N/A
Equivalent single discount rate for service cost	3.78%	N/A	N/A
Equivalent single discount rate for interest cost	3.47%	N/A	N/A
Expected long-term rate of return on plan assets	5.30%	6.20%	6.30%

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments under the Company’s pension plans, excluding the impact of future lump sum offerings, are as follows (in thousands):

Amounts
2018	$12,739
2019	11,798
2020	11,175
2021	10,145
2022	10,838
2023-2027	55,673

Summary of Retrospective Presentation of Periodic Pension Cost in Condensed Consolidated Statement of Operations

A summary of the effect for periods presented was as follows (in thousands):

	Three months ended March 31, 2017
Condensed consolidated statement of loss	As reported	As revised	Effect of change
Warehousing, marketing and administrative expenses	$173,022	$172,298	$(724)
Operating loss	(186,182)	(185,458)	724
Interest and other expense, net	6,739	7,463	724
Loss before income taxes	(192,921)	(192,921)	—